                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3835
                                   --------

VALUE LINE CENTURION FUND, INC.
-------------------------------
(Exact name of registrant as specified in charter)

220 EAST 42ND STREET, NEW YORK, NY 10017
----------------------------------------

DAVID T. HENIGSON
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: DECEMBER 31, 2007
                        ------------------

Date of reporting period: SEPTEMBER 30, 2007
                          ------------------

ITEM 1: SCHEDULE OF INVESTMENTS.
         A copy of Schedule of Investments for
the period ended 9/30/07 is included with this Form.

     Value Line Centurion Fund, Inc.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)
-------------------------------------------------------------
SHARES                                                 VALUE
 ------------------------------------------------------------

COMMON STOCKS -- 97.1%

AEROSPACE/DEFENSE  -- 2.0%
    441,000    Bombardier, Inc. Class B *         $2,624,683
     21,000    Precision Castparts Corp.           3,107,580
                                                  -----------
                                                   5,732,263
 ------------------------------------------------------------
AUTO PARTS  -- 1.1%
     91,000    LKQ Corp.  *                        3,167,710
 ------------------------------------------------------------
BEVERAGE - SOFT DRINK  -- 3.0%
     48,000    Coca-Cola Co. (The)                 2,758,560
     53,000    Hansen Natural Corp.  *             3,004,040
     90,000    PepsiAmericas, Inc.                 2,919,600
                                                  -----------
                                                   8,682,200
 ------------------------------------------------------------
BIOTECHNOLOGY  -- 0.9%
     34,000    Invitrogen Corp.  *                 2,778,820
 ------------------------------------------------------------
BUILDING MATERIALS  -- 2.1%
     21,000    Fluor Corp.                         3,023,580
     40,000    Jacobs Engineering Group, Inc.  *   3,023,200
                                                  -----------
                                                   6,046,780
 ------------------------------------------------------------
CHEMICAL - BASIC  -- 1.1%
     30,000    Potash Corporation of
                 Saskatchewan, Inc.                3,171,000
 ------------------------------------------------------------
CHEMICAL - DIVERSIFIED  -- 1.1%
     38,000    Monsanto Co.                        3,258,120
 ------------------------------------------------------------
CHEMICAL - SPECIALTY  -- 1.0%
     75,000    Penford Corp.                       2,827,500
 ------------------------------------------------------------
COMPUTER & PERIPHERALS  -- 3.9%
     20,500    Apple, Inc.  *                      3,147,570
    143,000    EMC Corp.  *                        2,974,400
     23,000    International Business Machines
                 Corp.                             2,709,400
     55,000    Sigma Designs, Inc.  *              2,653,200
                                                  -----------
                                                  11,484,570
 ------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  -- 3.7%
     51,000    Computer Sciences Corp.  *          2,850,900
    104,000    Jack Henry & Associates, Inc.       2,689,440
    132,000    Oracle Corp.  *                     2,857,800
     62,000    Paychex, Inc.                       2,542,000
                                                  -----------
                                                  10,940,140
 ------------------------------------------------------------
DIVERSIFIED COMPANIES  -- 4.9%
     45,000    Chemed Corp.                        2,797,200
     69,000    FARO Technologies, Inc.  *          3,046,350
     50,000    Honeywell International, Inc.       2,973,500
     54,000    McDermott International, Inc.  *    2,920,320
     32,000    Valmont Industries, Inc.            2,715,200
                                                  -----------
                                                  14,452,570
 ------------------------------------------------------------

SHARES                                                 VALUE
 ------------------------------------------------------------
DRUG  -- 5.8%
     43,000    Biogen Idec, Inc.  *               $2,852,190
     36,000    Covance, Inc.  *                    2,804,400
     77,000    LifeCell Corp.  *                   2,892,890
     56,000    Merck & Co., Inc.                   2,894,640
     23,000    Novo Nordisk A/S ADR                2,783,920
     89,000    Schering-Plough Corp.               2,815,070
                                                  -----------
                                                  17,043,110
 ------------------------------------------------------------
EDUCATIONAL SERVICES  -- 3.9%
     76,000    DeVry, Inc.                         2,812,760
     24,000    ITT Educational Services, Inc.  *   2,920,560
    322,000    SkillSoft PLC ADR *                 2,894,780
     17,000    Strayer Education, Inc.             2,866,710
                                                  -----------
                                                  11,494,810
 ------------------------------------------------------------
ELECTRICAL EQUIPMENT  -- 4.0%
    116,000    Corning, Inc.                       2,859,400
     53,000    FLIR Systems, Inc.  *               2,935,670
     26,000    Garmin Ltd.                         3,104,400
     39,000    Rockwell Automation, Inc.           2,710,890
                                                  -----------
                                                  11,610,360
 ------------------------------------------------------------
ELECTRONICS  -- 0.9%
     66,000    Cubic Corp.                         2,783,220
 ------------------------------------------------------------
ENVIRONMENTAL  -- 0.9%
     48,000    Stericycle, Inc.  *                 2,743,680
 ------------------------------------------------------------
FINANCIAL SERVICES - DIVERSIFIED  -- 2.9%
     41,000    American International Group,
                 Inc.                              2,773,650
     61,000    Aon Corp.                           2,733,410
    103,000    Janus Capital Group, Inc.           2,912,840
                                                  -----------
                                                   8,419,900
 ------------------------------------------------------------
FOOD PROCESSING  -- 1.0%
    103,000    Fresh Del Monte Produce, Inc.       2,961,250
 ------------------------------------------------------------
FURNITURE/HOME FURNISHINGS  -- 1.0%
     83,000    Tempur-Pedic International, Inc.    2,967,250
 ------------------------------------------------------------
HOUSEHOLD PRODUCTS  -- 1.9%
     25,000    Energizer Holdings, Inc.  *         2,771,250
     86,000    Tupperware Brands Corp.             2,708,140
                                                  -----------
                                                   5,479,390
 ------------------------------------------------------------
HUMAN RESOURCES  -- 1.0%
    100,000    CDI Corp.                           2,788,000
 ------------------------------------------------------------
INDUSTRIAL SERVICES  -- 0.9%
     54,000    FTI Consulting, Inc.  *             2,716,740
 ------------------------------------------------------------


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                                                                               1

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     Value Line Centurion Fund, Inc.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)
-------------------------------------------------------------
SHARES                                                 VALUE
 ------------------------------------------------------------
INTERNET  -- 3.9%
     33,000    Amazon.com, Inc.  *                $3,073,950
     75,000    eBay, Inc.  *                       2,926,500
    117,000    Eclipsys Corp.  *                   2,728,440
     31,000    Priceline.com, Inc.  *              2,751,250
                                                  -----------
                                                  11,480,140
 ------------------------------------------------------------
MACHINERY  -- 5.0%
     45,000    Actuant Corp. Class A               2,923,650
     84,000    Applied Industrial Technologies,
                 Inc.                              2,589,720
     42,000    Bucyrus International, Inc. Class
                 A                                 3,063,060
     51,000    CNH Global N.V.                     3,097,740
     68,000    Manitowoc Company, Inc. (The)       3,011,040
                                                  -----------
                                                  14,685,210
 ------------------------------------------------------------
MEDICAL SERVICES  -- 1.0%
     54,000    Aetna, Inc.                         2,930,580
 ------------------------------------------------------------
MEDICAL SUPPLIES  -- 5.7%
     20,000    Alcon, Inc.                         2,878,400
     48,000    ArthroCare Corp.  *                 2,682,720
     50,000    Charles River Laboratories
                 International, Inc.  *            2,807,500
     13,000    Intuitive Surgical, Inc.  *         2,990,000
     46,000    Kinetic Concepts, Inc.  *           2,588,880
     59,000    St. Jude Medical, Inc.  *           2,600,130
                                                  -----------
                                                  16,547,630
 ------------------------------------------------------------
METALS & MINING DIVERSIFIED  -- 2.1%
     41,000    BHP Billiton Ltd. ADR               3,222,600
     23,000    Southern Copper Corp.               2,848,090
                                                  -----------
                                                   6,070,690
 ------------------------------------------------------------
NATURAL GAS - DIVERSIFIED  -- 1.0%
     83,000    Williams Companies, Inc. (The)      2,826,980
 ------------------------------------------------------------
OILFIELD SERVICES/EQUIPMENT  -- 7.9%
     31,000    Cameron International Corp.  *      2,860,990
     24,000    Core Laboratories N.V.  *           3,057,360
     26,000    Diamond Offshore Drilling, Inc.     2,945,540
     57,000    Noble Corp.                         2,795,850
     77,000    Rowan Companies, Inc.               2,816,660
     27,000    Schlumberger Ltd.                   2,835,000
     38,000    Smith International, Inc.           2,713,200
     45,000    Weatherford International Ltd.  *   3,023,100
                                                  -----------
                                                  23,047,700
 ------------------------------------------------------------
PACKAGING & CONTAINER  -- 1.0%
     70,000    Owens-Illinois, Inc.  *             2,901,500
 ------------------------------------------------------------
PAPER & FOREST PRODUCTS  -- 1.0%
     78,000    International Paper Co.             2,797,860
 ------------------------------------------------------------
PHARMACY SERVICES  -- 1.9%
     49,000    Express Scripts, Inc.  *            2,735,180
     62,000    Walgreen Co.                        2,928,880
                                                  -----------
                                                   5,664,060

 ------------------------------------------------------------

SHARES                                                 VALUE

 ------------------------------------------------------------
 ------------------------------------------------------------
PRECISION INSTRUMENT  -- 2.9%
     96,000    Axsys Technologies, Inc.  *        $2,972,160
     49,000    KLA-Tencor Corp.                    2,733,220
     85,000    National Instruments Corp.          2,918,050
                                                  -----------
                                                   8,623,430
 ------------------------------------------------------------
RECREATION  -- 0.9%
    172,000    Callaway Golf Co.                   2,753,720
 ------------------------------------------------------------
RETAIL - SPECIAL LINES  -- 1.0%
     54,000    GameStop Corp. Class A *            3,042,900
 ------------------------------------------------------------
RETAIL BUILDING SUPPLY  -- 1.0%
     62,000    Fastenal Co.                        2,815,420
 ------------------------------------------------------------
SEMICONDUCTOR  -- 2.0%
    164,000    ANADIGICS, Inc.  *                  2,965,120
     78,500    NVIDIA Corp.  *                     2,844,840
                                                  -----------
                                                   5,809,960
 ------------------------------------------------------------
SEMICONDUCTOR - EQUIPMENT  -- 0.9%
     49,000    Varian Semiconductor Equipment
                 Associates, Inc.  *               2,622,480
 ------------------------------------------------------------
SHOE  -- 1.0%
     28,000    Deckers Outdoor Corp.  *            3,074,400
 ------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT  -- 4.8%
     35,000    Anixter International, Inc.  *      2,885,750
     72,000    Ciena Corp.  *                      2,741,760
     84,000    Cisco Systems, Inc.  *              2,781,240
     48,000    CommScope, Inc.  *                  2,411,520
     82,000    Nokia Oyj ADR                       3,110,260
                                                  -----------
                                                  13,930,530
 ------------------------------------------------------------
TIRE & RUBBER  -- 1.0%
    116,000    Cooper Tire & Rubber Co.            2,830,400
 ------------------------------------------------------------
WIRELESS NETWORKING  -- 2.1%
     31,000    Itron, Inc.  *                      2,885,170
     33,000    Research In Motion Ltd.  *          3,252,150
                                                  -----------
                                                   6,137,320
 ------------------------------------------------------------


--------------------------------------------------------------------------------
2

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     Value Line Centurion Fund, Inc.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)
               TOTAL COMMON STOCKS AND TOTAL
                  INVESTMENT SECURITIES  -- 97.1%
                  (COST $245,466,293)         $  284,142,293
 ------------------------------------------------------------
 ------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               VALUE
 ------------------------------------------------------------

$   8,900,000   With Morgan Stanley, 3.80%,
                  dated 9/28/07, due 10/1/07,
                  delivery value $8,902,818
                  (collateralized by $7,695,000
                  U.S. Treasury Notes 6.125%, due
                  11/15/27, with a value of
                  $9,076,336)                 $    8,900,000
 ------------------------------------------------------------
                TOTAL REPURCHASE AGREEMENTS
                  (COST $8,900,000)                8,900,000
 ------------------------------------------------------------
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS  --
  (-0.1%)                                           (391,132)
 ------------------------------------------------------------
NET ASSETS  --100.0%                           $  292,651,161
 ------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE
  ($292,651,161 / 14,112,013 SHARES
  OUTSTANDING )                                $        20.74
 ------------------------------------------------------------
*        Non-income producing.
(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the
         repurchase transaction, including accrued interest.
ADR      American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of September 30, 2007 was as follows:
                                                                TOTAL NET
                                                                UNREALIZED
TOTAL COST       APPRECIATION        DEPRECIATION               APPRECIATION
--------------------------------------------------------------------------------
$254,366,293     $39,867,295         $(1,191,296)               $38,675,999

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    November 29, 2007
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    November 29, 2007
         ------------------------